Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		$ 23,374,497	$ 16,314,896	$ 18,844,422
Short-term office lease expense from a related party		34,448	27,443	28,571
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[1]	616,279	50,125
Advance from customers-related party	[2]	433,125	213,209
Due from related parties	[3]	331,948	331,656
Services provided to related parties		18,682,031	12,281,701	13,999,534
Tong Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[4]	143,277
Services provided to related parties		1,457,911	1,492,521	1,752,601
Mei Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[4]	159,638
Services provided to related parties		1,481,220	1,565,711	2,052,046
Keen Best Shipping Co Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[4]	99,121	86,817
Services provided to related parties		1,128,998	974,963
Related Party [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		1,018,315	136,942
Advance from customers-related party		433,125	213,209
Due from related parties		331,948	403,318
Due to related parties		24,553,231	24,851,679
Ocean Master Worldwide Corporation [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties			71,662
Due to related parties		11,546	11,546
Topsheen Shipping Group Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[1]	36,584	45,504
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[5]	14,381	17,683
Due to shareholder and affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[6]	24,490,720	24,776,946
Rui Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties				420,737
Xun Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties				619,504
Topsheen Bulk Singapore Pte Ltd (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		624,337
Mr. Jun Li’s affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Short-term office lease expense from a related party		27,684	27,443	28,571
Topsheen Shipping Group Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
General and administrative expenses shared with a related party		$ 92,581	$ 108,353	$ 75,592

[1]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd.
[2]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.
[4]	The balance represents the accrued management fees from related parties for vessel management services.
[5]	The balances mainly represented the expenses paid on behalf of the Group.
[6]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand.